Share-based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 18, 2009 JJ Media Investment Holding Private Placement	Sep. 23, 2009 JJ Media Investment Holding Private Placement	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2009 Restricted Stock	Dec. 31, 2009 Restricted Stock Minimum	Dec. 31, 2009 Restricted Stock Maximum	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Stock Option Minimum	Dec. 31, 2011 Stock Option Maximum	Sep. 22, 2009 2007 Plan	Nov. 30, 2007 2007 Plan	Dec. 31, 2010 2010 Plan	Nov. 25, 2011 2010 Plan Restricted Stock	Dec. 28, 2010 2010 Plan Restricted Stock	Sep. 22, 2009 2009 Replacement Person
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued ordinary shares for grant of options as percentage of shares outstanding															5.00%	5.00%
Option granted in period and cancelled														1,776,300					7,550,849
Recognized compensation cost in period														$ 2,587,993
Number of employees whose options were cancelled and replaced by an equivalent number of unvested restricted shares																			300
Incremental compensation cost measured as the excess of fair value of the fair value of the restricted shares over the fair value of the cancelled options at cancellation date																			8,122,206
Option granted in period						17,711,500		28,935,131									17,711,500	15,000,000
Restricted shares, vesting period									2 years	3 years	1 year	2 years	4 years				3 years	3 years
Grant expiration period from the date of grant											10 years
Shares, outstanding											11,156,760
Shares, outstanding						38,169,245
Total intrinsic value of options exercised in period	2,194,710	1,283,299	4,086,489
Weighted average fair value of restricted shares granted						$ 3.54	$ 4.24	$ 2.24
Fair value of restricted shares vested						64,154,920	27,979,963
Total unrecognized compensation expense related to unvested share-based compensation arrangements	88,131,222
Expected weighted-average period that total unrecognized compensation expense related to unvested share-based compensation arrangements to be recognized	2 years 6 months
Issuance of ordinary shares (in shares)					75,000,000
Average closing price during twenty consecutive trading days preceding the signing of the definitive agreement					$ 1.899
Issuance of ordinary shares				142,425,500
Share based compensation	$ 61,801,912	$ 45,591,618	$ 66,503,134	$ 4,000,000